Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Going concern

Note 3 – Going Concern

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  Our business operations have not yet generated significant revenues, and we have sustained net losses of approximately $4.4 million during the three months ended March 31, 2021 and have an accumulated deficit of approximately $66.0 million at March 31, 2021. In addition, we have current liabilities in excess of current assets of approximately $1.9 million at March 31, 2021. Further, we are in default on approximately $0.9 million of indebtedness, including accrued interest.

Our ability to continue as a going concern in the foreseeable future is dependent upon our ability to generate revenues and obtain sufficient long-term financing to meet current and future obligations and deploy such to produce profitable operating results. Management has evaluated these conditions and plans to raise capital as needed and to generate revenues to satisfy our capital needs. No assurance can be given that we will be successful in these efforts.

These factors, among others, raise substantial doubt about our ability to continue as a going concern for a reasonable period of time. These condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Note 3 – Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  Our business operations have not yet generated significant revenues, and we have sustained net losses of approximately $28.7 million during the year ended December 31, 2020 and have an accumulated deficit of approximately $61.6 million at December 31, 2020. In addition, we have current liabilities in excess of current assets of approximately $3.2 million at December 31, 2020. Further, we are in default on approximately $1.0 million of indebtedness, including accrued interest.

Our ability to continue as a going concern in the foreseeable future is dependent upon our ability to generate revenues and obtain sufficient long-term financing to meet current and future obligations and deploy such to produce profitable operating results. Management has evaluated these conditions and plans to raise capital as needed and to generate revenues to satisfy our capital needs. No assurance can be given that we will be successful in these efforts.

These factors, among others, raise substantial doubt about our ability to continue as a going concern for a reasonable period of time. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Canfield [Member]
Going concern

NOTE 8.  GOING CONCERN

The Company has suffered losses from operations and has working capital and stockholders’ equity deficits. In all likelihood, the Company will be required to make significant future expenditures in connection with marketing efforts along with general administrative expenses. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company may raise additional capital through the sale of its equity securities, through an offering of debt securities, or through borrowings from financial institutions or related parties. By doing so, the Company hopes to generate sufficient capital to execute its business plan of selling medical supplies on an ongoing basis. Management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern.